Shareholders' Equity - Summary of Net Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Of Stockholders Equity [Abstract]
Net income attributable to Taro	$ 211,150	$ 456,356	$ 540,932
Basic weighted average number of common shares outstanding	40,155,087	41,300,797	42,832,241
Diluted weighted average number of common shares outstanding	40,155,087	41,300,797	42,832,241
Basic EPS	$ 5.26	$ 11.05	$ 12.62
Diluted EPS	$ 5.26	$ 11.05	$ 12.62